Schedule of Goodwill (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2023 ILS (₪)
Notes and other explanatory information [abstract]
Balance as at December 31, 2022	₪ 284,181
Impairment loss	(63,101)
Balance as at December 31, 2023	₪ 221,080